UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08252

CREDIT SUISSE EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year-end:	October 31st

Date of reporting period:	May 1, 2006 to July 31, 2006

Item 1:                   Schedule of Investments

Credit Suisse Emerging Markets Fund

Schedule of Investments

July 31, 2006 (unaudited)

	Number of Shares	Value

COMMON STOCKS (90.5%)
Argentina (0.2%)
Oil & Gas (0.2%)
Repsol YPF SA ADR	2,800	$79,156
TOTAL ARGENTINA		79,156

Brazil (6.3%)
Banks (0.8%)
Unibanco - Uniao de Bancos Brasileiros SA GDR	4,000	277,480
Beverages (0.1%)
Companhia de Bebidas das Americas ADR§	1,280	45,312
Commercial Services & Supplies (0.4%)
Companhia de Saneamento de Minas Gerais - Copasa MG	19,100	152,835
Diversified Telecommunication Services (0.9%)
Brasil Telecom Participacoes SA	10,900,000	140,354
Tele Norte Leste Participacoes SA	5,767	164,431
		304,785
Electric Utilities (0.5%)
Obrascon Huarte Lain Brasil SA*	13,900	166,135
Food Products (0.5%)
Cosan SA Industria e Comercio*	2,400	155,346
Internet & Catalog Retail (0.2%)
Submarino SA	4,200	79,094
Oil & Gas (2.8%)
Petroleo Brasileiro SA - Petrobras ADR	11,600	960,944
Wireless Telecommunication Services (0.1%)
Vivo Participacoes SA§	18,900	47,628
TOTAL BRAZIL		2,189,559

Chile (1.1%)
Electric Utilities (0.6%)
Enersis SA ADR§	16,900	199,758
Water Utilities (0.5%)
Inversiones Aguas Metropolitanas SA ADR Rule 144A‡	8,600	184,860
TOTAL CHILE		384,618

China (5.2%)
Automobiles (0.4%)
Dongfeng Motor Corporation, Ltd. Series H*§	347,300	155,551
Banks (0.5%)
China Construction Bank Series H§	380,000	166,270
Commingled Fund (0.8%)
iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker§	40,300	297,409
Diversified Financials (0.8%)
Bank of China, Ltd. Series H*§	596,000	263,824
Insurance (1.7%)
China Life Insurance Company, Ltd. Series H§	344,000	579,820
Oil & Gas (0.7%)
China Petroleum & Chemical Corp. Series H§	450,000	256,935
Real Estate (0.3%)
New World China Land, Ltd.	305,600	118,808
TOTAL CHINA		1,838,617

Columbia (0.3%)
Diversified Financials (0.3%)
Suramericana de Inversiones SA	13,800	92,576
TOTAL COLUMBIA		92,576

	Number of Shares	Value

COMMON STOCKS
Czech Republic (0.6%)
Electric Utilities (0.6%)
CEZ AS	5,500	$201,362
TOTAL CZECH REPUBLIC		201,362

Egypt (0.4%)
Diversified Telecommunication Services (0.4%)
Orascom Telecom Holding SAE	3,200	152,525
TOTAL EGYPT		152,525

Hong Kong (2.8%)
Oil & Gas (0.8%)
CNOOC, Ltd.	326,000	280,025
Wireless Telecommunication Services (2.0%)
China Mobile (Hong Kong), Ltd.	106,000	685,248
TOTAL HONG KONG		965,273

Hungary (0.5%)
Oil & Gas (0.5%)
Falcon Oil & Gas, Ltd.*	49,200	159,321
TOTAL HUNGARY		159,321
India (6.0%)
Automobiles (0.3%)
Mahindra & Mahindra, Ltd.*	8,900	112,682
Chemicals (0.8%)
Reliance Industries, Ltd. GDR Rule 144A‡	6,500	274,885
Diversified Financials (0.4%)
ICICI Bank, Ltd. ADR§	4,600	120,152
Reliance Capital, Ltd.	490	4,382
		124,534
Diversified Telecommunication Services (0.6%)
Bharti Airtel, Ltd.	24,300	200,165
Electric Utilities (0.0%)
Reliance Energy, Ltd.	735	7,145
Electrical Equipment (0.4%)
Bharat Heavy Electricals, Ltd.	3,500	153,955
Energy Equipment & Services (0.6%)
Niko Resources, Ltd.	3,800	212,854
Gas Utilities (0.4%)
Gail India, Ltd.	28,700	149,264
Industrial Conglomerates (0.5%)
Grasim Industries, Ltd.*	3,660	162,642
IT Consulting & Services (1.3%)
Infosys Technologies, Ltd. ADR§	7,800	320,502
Tata Consultancy Services, Ltd.	6,652	133,873
		454,375
Materials (0.5%)
Hindalco Industries, Ltd.	48,700	167,399
Oil & Gas (0.0%)
Reliance Natural Resources, Ltd. Series L*	9,800	4,313
Wireless Telecommunication Services (0.2%)
Reliance Communication Ventures, Ltd.*	9,800	54,567
TOTAL INDIA		2,078,780

	Number of Shares	Value

COMMON STOCKS
Indonesia (2.0%)
Banks (0.8%)
PT Bank Mandiri	1,434,000	$278,795
Wireless Telecommunication Services (1.2%)
PT Telekomunikasi Indonesia	521,500	431,766
TOTAL INDONESIA		710,561

Israel (2.8%)
Banks (0.4%)
Bank Hapoalim, Ltd.	33,100	148,097
Electronic Equipment & Instruments (0.4%)
Orbotech, Ltd.*	6,400	137,984
Insurance (0.5%)
Harel Insurance Investments, Ltd.	4,200	175,902
Internet Software & Services (0.4%)
Check Point Software Technologies, Ltd.*	8,400	141,120
Pharmaceuticals (1.1%)
Teva Pharmaceutical Industries, Ltd. ADR	11,700	387,036
TOTAL ISRAEL		990,139

Malaysia (1.8%)
Food Products (1.3%)
IOI Corporation Berhad	97,600	435,175
Hotels, Restaurants & Leisure (0.5%)
Genting Berhad	28,000	191,368
TOTAL MALAYSIA		626,543

Mexico (5.2%)
Beverages (0.6%)
Fomento Economico Mexicano SA de CV ADR	2,224	195,267
Construction Materials (0.9%)
Cemex SA de CV ADR§	10,734	303,987
Food Products (0.4%)
Grupo Bimbo SA de CV Series A§	49,300	158,712
Household Durables (0.3%)
Consorcio ARA SA de CV	23,600	108,162
Media (0.3%)
Grupo Televisa SA ADR	6,300	116,676
Metals & Mining (0.5%)
Grupo Mexico SA de CV Series B	51,049	165,747
Real Estate (0.6%)
Urbi Desarrollos Urbanos SA de CV*	81,705	212,824
Transportation Infrastructure (0.5%)
Grupo Aeroportuario del Pacifico SA de CV ADR	5,800	173,594
Wireless Telecommunication Services (1.1%)
America Movil SA de CV ADR Series L	7,800	279,084
America Telecom SA de CV Class A1*§	14,300	91,665
		370,749
TOTAL MEXICO		1,805,718

Russia (9.7%)
Banks (1.2%)
Sberbank RF	226	402,280
Industrial Conglomerates (1.0%)
Mining and Metallurgical Company Norilsk Nickel ADR	2,500	341,250
Oil & Gas (6.6%)
Gazprom	74,100	772,360
Gazprom ADR	8,250	344,691

	Number of Shares	Value

COMMON STOCKS
Russia
Oil & Gas
Lukoil ADR	13,600	$1,179,120
		2,296,171
Wireless Telecommunication Services (0.9%)
OAO Vimpel Communications ADR*§	6,600	318,120
TOTAL RUSSIA		3,357,821

South Africa (8.8%)
Banks (1.8%)
FirstRand, Ltd.	104,093	259,046
Standard Bank Group, Ltd.§	32,557	358,439
		617,485
Diversified Financials (0.4%)
African Bank Investments, Ltd.	37,500	133,795
Electronic Equipment & Instruments (0.7%)
Reunert, Ltd.	27,500	263,468
Food Products (0.4%)
Tiger Brands, Ltd.	5,900	127,655
Household Durables (0.5%)
Steinhoff International Holdings, Ltd.	59,520	182,759
Insurance (0.9%)
Sanlam, Ltd.	139,520	308,932
Metals & Mining (1.5%)
Anglo Platinum, Ltd.§	3,400	348,358
Gold Fields, Ltd.	8,204	170,010
		518,368
Oil & Gas (1.6%)
Sasol	15,300	556,763

Specialty Retail (1.0%)
Edgars Consolidated Stores, Ltd.	42,930	170,328
JD Group, Ltd.	20,300	186,708
		357,036
TOTAL SOUTH AFRICA		3,066,261

South Korea (19.0%)
Automobiles (0.7%)
Hyundai Motor Company, Ltd.	3,230	247,268
Banks (3.8%)
Kookmin Bank	8,340	721,403
Korea Exchange Bank*	28,000	363,127
Shinhan Financial Group Company, Ltd.	5,120	251,796
		1,336,326
Beverages (0.6%)
Hite Brewery Company, Ltd.	1,751	207,929
Construction & Engineering (1.9%)
GS Engineering & Construction Corp.	5,450	365,811
Hyundai Development Co.	6,400	297,183
		662,994
Electric Utilities (0.6%)
Korea Electric Power Corp.	5,500	206,373
Electronic Equipment & Instruments (0.7%)
LG.Philips LCD Company, Ltd.*	6,900	242,883
Metals & Mining (1.9%)
POSCO ADR	10,700	660,618
Oil & Gas (0.7%)
S-Oil Corp.	3,700	260,308

	Number of Shares	Value

COMMON STOCKS
South Korea
Semiconductor Equipment & Products (5.9%)
Hynix Semiconductor, Inc.*	6,780	$230,431
Hynix Semiconductor, Inc. GDR Rule 144A*‡	450	15,187
Samsung Electronics Company, Ltd.	2,832	1,800,937
		2,046,555
Tobacco (1.5%)
KT&G Corp.	8,470	510,575
Wireless Telecommunication Services (0.7%)
SK Telecom Company, Ltd.	1,100	230,126
TOTAL SOUTH KOREA		6,611,955

Taiwan (14.2%)
Banks (1.5%)
Chinatrust Financial Holding Company, Ltd.	469,000	365,212
SinoPac Financial Holdings Company, Ltd.	320,000	155,889
		521,101
Chemicals (0.3%)
Formosa Plastics Corp.	81,370	112,320
Computers & Peripherals (0.6%)
Advantech Company, Ltd.	70,372	214,932
Construction Materials (0.8%)
Asia Cement Corp.	370,000	268,840
Diversified Telecommunication Services (0.6%)
Chunghwa Telecom Company, Ltd.	108,000	199,031
Electronic Equipment & Instruments (3.0%)
AU Optronics Corp. ADR§	28,394	418,528
Hon Hai Precision Industry Company, Ltd.	106,137	628,955
		1,047,483
Food Products (0.7%)
Uni-President Enterprises Corp.	310,000	244,373
Insurance (2.5%)
Cathay Financial Holding Company, Ltd.	238,000	508,862
Shin Kong Financial Holding Company, Ltd.	342,049	355,583
		864,445
Metals & Mining (0.8%)
China Steel Corp.	335,325	269,300
Semiconductor Equipment & Products (3.4%)
MediaTek, Inc.	28,000	255,070
Taiwan Semiconductor Manufacturing Company, Ltd.	472,175	798,439
United Microelectronics Corp.	268,170	147,627
		1,201,136
TOTAL TAIWAN		4,942,961

Thailand (2.0%)
Banks (1.0%)
Krung Thai Bank Public Company, Ltd.	732,800	211,087
Siam City Bank Public Company, Ltd.	290,100	130,444
		341,531
Oil & Gas (0.5%)
Thai Oil Public Company, Ltd.	107,700	183,580
Real Estate (0.5%)
Land and Houses Public Company, Ltd.	925,900	170,123
TOTAL THAILAND		695,234

Turkey (1.0%)
Banks (0.7%)
Akbank T.A.S.	24,394	116,866

	Number of Shares	Value

COMMON STOCKS
Turkey
Banks
Turkiye Garanti Bankasi AS	40,358	$115,394
		232,260
Wireless Telecommunication Services (0.3%)
Turkcell Iletisim Hizmetleri AS	24,211	108,183
TOTAL TURKEY		340,443

Zambia (0.6%)
Metals & Mining (0.6%)
First Quantum Minerals, Ltd.	4,400	200,759
TOTAL ZAMBIA		200,759

TOTAL COMMON STOCKS (Cost $22,306,179)		31,490,182

PREFERRED STOCKS (6.7%)
Brazil (6.2%)
Banks (0.9%)
Banco Itau Holding Financeira SA	10,000	306,047
Beverages (0.3%)
Companhia de Bebidas das Americas ADR	2,600	104,650
Diversified Telecommunication Services (0.7%)
Telemar Norte Leste SA Class A	5,200	102,804
Telesp - Telecomunicacoes de Sao Paulo SA	7,100	151,469
		254,273
Industrial Conglomerates (0.9%)
Bradespar SA	4,200	144,861
Itausa - Investimentos Itau SA	43,094	178,361
		323,222
Metals & Mining (1.9%)
Companhia Vale do Rio Doce ADR	24,200	481,580
Usinas Siderurgicas de Minas Gerais SA Series A	5,100	175,902
		657,482
Oil & Gas (1.2%)
Petroleo Brasileiro SA - Petrobras ADR	4,700	431,836
Road & Rail (0.3%)
All America Latina Logistica	1,300	88,361
TOTAL BRAZIL		2,165,871

Russia (0.5%)
Oil & Gas (0.5%)
Transneft	95	170,135
TOTAL RUSSIA		170,135

TOTAL PREFERRED STOCKS (Cost $1,225,239)		2,336,006

RIGHTS (0.0%)
Thailand (0.0%)
Diversified Telecommunication Services (0.0%)
True Corporation Public Company, Ltd. strike price THB 20.60, expires 04/03/08*^ (Cost $0)	191,874	0

SHORT-TERM INVESTMENTS (13.3%)
State Street Navigator Prime Portfolio§§	3,554,448	3,554,448

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 8/01/06	$ 1,068	1,068,000

TOTAL SHORT-TERM INVESTMENTS (Cost $4,622,448)		4,622,448

TOTAL INVESTMENTS AT VALUE (110.5%) (Cost $28,153,866)	38,448,636

LIABILITIES IN EXCESS OF OTHER ASSETS (-10.5%)	(3,648,826)

NET ASSETS (100.0%)	$34,799,810

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

*	Non-income producing security.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to a value of $474,932 or 1.4% of net assets.

^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $28,153,866, $11,189,433, $(894,663) and $10,294,770, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE EMERGING MARKETS FUND, INC.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 28, 2006